Schedule of Operating Segments (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
External revenue	₪ 270,200	₪ 238,845	₪ 355,553
Other expenses, net	(37,522)	(12,807)	47,138
Operating Profit	(27,244)	(67,208)	₪ (41,567)
Segment assets	690,552	762,574
Segment liabilities	294,195	364,903
Cannabis segment [member]
IfrsStatementLineItems [Line Items]
External revenue	270,200	238,845
Segment profit (loss)	14,358	(39,697)
Operating Profit
Segment assets	690,338	760,177
Segment liabilities	294,195	364,903
Biomed segment [member]
IfrsStatementLineItems [Line Items]
External revenue
Segment profit (loss)	(2,028)	341
General and administrative expenses not attributable to segments
Other expenses, net
Operating Profit
Segment assets	214	2,397
Segment liabilities
Reportable segments [member]
IfrsStatementLineItems [Line Items]
External revenue	270,200	238,845
Segment profit (loss)	12,330	(39,356)
General and administrative expenses not attributable to segments	(2,052)	(40,659)
Other expenses, net	(37,522)	12,807
Operating Profit	(27,244)	(67,208)
Segment assets	690,552	762,574
Segment liabilities	₪ 294,195	₪ 364,903